Contributed surplus (Details) - Schedule of option activity - $ / shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Option Activity Abstract
Number of Beginning balance		267,407	163,605	157,318
Weighted average exercise price Beginning balance		$ 42.77	$ 49.28	$ 46.17
Number of granted		452,356	143,063	39,585
Weighted average exercise price granted		$ 12.49	$ 32.96	$ 55
Number of exercised	[1]
Weighted average exercise price exercised			$ 23.68	$ 24.24
Number of forfeited		(115,028)	(10,923)	(4,763)
Weighted average exercise price forfeited		$ 20.52	$ 44.65	$ 68.03
Number of cancelled		(51,100)	(12,422)	(8,179)
Weighted average exercise price cancelled		$ 55.81	$ 38.36	$ 68.52
Number of expired		(88,278)	(875)
Weighted average exercise price expired		$ 44.85	$ 23.68
Number of Ending Balance		465,357	267,407	163,605
Weighted average exercise price Ending Balance		$ 17.01	$ 42.77	$ 49.28

[1]	Of the options exercised (2021 – 15,041; 2020 – 20,356), (2021 - 12,581; 2020 – 10,985) elected the cashless exercise, under which (2021 - 5,879; 2020 – 6,834) were issued. These options would have otherwise been exercisable for proceeds of (2021 – $235; 2020 – $180) on the exercise date. There were no options exercised in 2022.